DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2020
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE 45 - DISCONTINUED OPERATIONS

The Company held auctions for the sale of its then subsidiaries in the distribution segment during 2018. The distributors Companhia Energética de Alagoas - Ceal and Amazonas Energia SA had their controls transferred on March 18, 2019 and April 10, 2019, respectively.

As these companies represented all the operations in the distribution segment, the transactions in this segment started to be presented as discontinued operations.

Below we show the results and cash flows from discontinued operations, for the year ended December 31, 2019 with information from Ceal and Amazonas Energia SA

•	Result of discontinued operations:

	12/31/2019	12/31/2018
Net operating revenue	1,648,758	11,881,505
Operating costs	(1,540,551)	(7,294,157)
Operating expenses	(2,461,635)	(5,767,169)
Operating income before financial income	(2,353,428)	(1,179,821)
Net financial income	(337,401)	(1,572,694)
Effect on sale of subsidiary	6,118,816	2,967,098
Operating income before taxes	3,427,987	214,583
Income tax and social contribution Expenses	(143,012)	(313,806)
Profit on discontinued operations	3,284,975	(99,223)

•	Effects on the cash flow statement

	12/31/2019	12/31/2018
Operational Activities
Net cash from operating activities	(379,997)	(546,575)
Net cash from financing activities	414,724	549,046
Net cash from investment activities	6,337	(30,146)
Net cash provided by discontinued operations	41,064	(27,675)

Accounting policy

A discontinued operation is a component of a business of the Company that will be discontinued and that comprises operations and cash flows that can be clearly distinguished from the rest of the Company's operations and that:

•	represents an important separate business line or geographical area of operations;
•	it is part of a coordinated individual plan for the sale of an important separate line of business or geographical area of operations; or
•	is a subsidiary acquired exclusively for the purpose of resale.

Classification as a discontinued operation occurs upon disposal, or when the operation meets the criteria to be classified as held for sale, if this occurs beforehand.